UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21504
Advent/Claymore Enhanced Growth & Income Fund
(Exact name of registrant as specified in charter)

1271 Avenue of the Americas, 45th Floor, New York, NY 10020
(Address of principal executive offices) (Zip code)
Robert White 1271 Avenue of the Americas, 45th Floor New York, NY 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (212) 482-1600

Date of fiscal year end: October 31

Date of reporting period: May 1, 2015 – July 31, 2015

Item 1.   Schedule of Investments.
Attached hereto.

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Shares	Value
COMMON STOCKS† - 14.5%
Consumer, Cyclical - 3.9%
Bayerische Motoren Werke AG	12,667	$1,277,757
General Motors Co.1	37,177	1,171,447
Wal-Mart Stores, Inc.1	15,600	1,122,888
MGM Resorts International*,1	41,100	806,382
Diamond Resorts International, Inc.*	13,800	432,492
Faurecia	11,057	427,144
American Airlines Group, Inc.1,2	10,300	413,030
Total Consumer, Cyclical		5,651,140
Consumer, Non-cyclical - 3.8%
Allergan plc	1,725	1,918,425
Cigna Corp.1	7,848	1,130,583
Gilead Sciences, Inc.1	5,100	601,086
Biogen, Inc.*	1,600	510,048
GlaxoSmithKline plc ADR1	11,600	503,904
Mylan N.V.*	7,700	431,123
Perrigo Company plc1	1,900	365,180
Total Consumer, Non-cyclical		5,460,349
Financial - 2.8%
NorthStar Realty Finance Corp. REIT1	59,250	948,000
Hospitality Properties Trust REIT1	30,300	830,826
Citigroup, Inc.1	13,900	812,594
Intesa Sanpaolo SpA	200,000	773,837
ING Groep N.V.	35,243	603,153
Total Financial		3,968,410
Technology - 1.6%
Xilinx, Inc.1	17,443	728,244
Atmel Corp.	55,000	455,400
QUALCOMM, Inc.1	6,850	441,072
Intel Corp.	12,000	347,400
Synchronoss Technologies, Inc.*	5,657	270,405
Total Technology		2,242,521
Industrial - 1.1%
Deutsche Post AG	30,000	912,164
Koninklijke Philips N.V.	26,482	740,683
Total Industrial		1,652,847
Energy - 0.7%
Occidental Petroleum Corp.1	10,000	702,000
Royal Dutch Shell plc — Class B ADR1	4,100	238,415
Total Energy		940,415
Basic Materials - 0.6%
BASF SE	9,643	836,877
Total Common Stocks
(Cost $21,320,687)		20,752,559
CONVERTIBLE PREFERRED STOCKS† - 9.3%
Consumer, Non-cyclical - 2.9%
Anthem, Inc.
5.25% due 05/01/181	42,653	2,186,393
Tyson Foods, Inc.
4.75% due 07/15/171	36,821	1,986,493
Total Consumer, Non-cyclical		4,172,886
Communications - 2.5%
Frontier Communications Corp.
11.13% due 06/29/181	37,108	3,627,307
Total Communications		3,627,307

	Shares	Value
CONVERTIBLE PREFERRED STOCKS† - 9.3% (continued)
Financial - 2.5%
Wells Fargo & Co.
7.50% 1,3	1,949	$2,323,422
American Tower Corp.
5.25% due 05/15/17	7,100	735,205
5.50% due 02/15/181	5,383	546,213
Total Financial		3,604,840
Utilities - 0.4%
Dominion Resources, Inc.
6.38% due 07/01/171	10,729	541,600
Basic Materials - 0.4%
Alcoa, Inc.
5.38% due 10/01/171	14,164	511,037
Industrial - 0.3%
Stanley Black & Decker, Inc.
6.25% due 11/17/16	3,500	417,830
Energy - 0.3%
Southwestern Energy Co.
6.25% due 01/15/18	8,500	365,500
Total Convertible Preferred Stocks
(Cost $13,536,868)		13,241,000
SHORT TERM INVESTMENTS† - 3.3%
Goldman Sachs Financial Prime Obligations –
Administration Share Class4	4,667,149	4,667,149
Total Short Term Investments
(Cost $4,677,149)		4,677,149

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 79.7%
Financial - 21.8%
Element Financial Corp.
4.25% due 06/30/204,5	1,746,000 CAD	$1,489,727
5.13% due 06/30/195	1,375,000 CAD	1,331,719
IMMOFINANZ AG
1.50% due 09/11/191	1,600,000 EUR	2,097,005
Azimut Holding SpA
2.13% due 11/25/204	1,300,000 EUR	1,707,407
Billion Express Investments Ltd.
0.75% due 10/18/151	1,700,000	1,702,125
Forest City Enterprises, Inc.
3.63% due 08/15/201	1,496,000	1,678,325
Colony Capital, Inc.
3.88% due 01/15/211	1,573,000	1,594,629
Conwert Immobilien Invest SE
4.50% due 09/06/184	1,100,000 EUR	1,418,539
Fidelity National Financial, Inc.
4.25% due 08/15/181	628,000	1,344,313
Starwood Property Trust, Inc.
4.00% due 01/15/191	1,141,000	1,220,870
Tong Jie Ltd.
0.00% due 02/18/186	9,000,000 HKD	1,197,225
Deutsche Wohnen AG
0.88% due 09/08/21	800,000 EUR	1,129,687
Air Lease Corp.
3.88% due 12/01/181	828,000	1,129,185

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 79.7% (continued)
Financial - 21.8% (continued)
Magyar Nemzeti Vagyonkezelo Zrt
3.38% due 04/02/19	900,000 EUR	$1,079,881
Haniel Finance Deutschland GmbH
0.00% due 05/12/206	900,000 EUR	1,030,411
Criteria CaixaHolding S.A.
1.00% due 11/25/17	800,000 EUR	966,744
AYC Finance Ltd.
0.50% due 05/02/19	870,000	940,688
Radian Group, Inc.
2.25% due 03/01/191	522,000	912,195
PRA Group, Inc.
3.00% due 08/01/201	772,000	885,870
Hansteen Jersey Securities Ltd.
4.00% due 07/15/18	500,000 EUR	875,594
American Realty Capital Properties, Inc.
3.00% due 08/01/18	900,000	854,438
BNP Paribas S.A.
0.25% due 09/27/16	700,000 EUR	843,001
Aabar Investments PJSC
1.00% due 03/27/22	700,000 EUR	819,799
Unite Jersey Issuer Ltd.
2.50% due 10/10/18	400,000 GBP	812,896
Swiss Life Holding AG
0.00% due 12/02/206	645,000 CHF	789,388
Haitong International Securities Group, Ltd.
1.25% due 11/04/19	4,000,000 HKD	540,387
British Land White 2015 Ltd.
0.00% due 06/09/206	300,000 GBP	473,394
Host Hotels & Resorts, LP
2.50% due 10/15/295	171,000	261,096
Total Financial		31,126,538
Consumer, Non-cyclical - 11.9%
Hologic, Inc.
0.00% due 12/15/431,7,8	1,700,000	2,133,500
Omnicare, Inc.
3.25% due 12/15/351	1,000,000	1,260,000
Brookdale Senior Living, Inc.
2.75% due 06/15/181	942,000	1,190,453
BioMarin Pharmaceutical, Inc.
1.50% due 10/15/201	683,000	1,152,135
Isis Pharmaceuticals, Inc.
1.00% due 11/15/215	1,053,000	1,120,128
HealthSouth Corp.
2.00% due 12/01/431	798,000	1,011,465
Molina Healthcare, Inc.
1.63% due 08/15/44	723,000	1,003,163
Gilead Sciences, Inc.
1.63% due 05/01/161	141,000	732,848
Wright Medical Group, Inc.
2.00% due 02/15/205	689,000	731,632
Qiagen N.V.
0.88% due 03/19/21	600,000	701,669
Ablynx N.V.
3.25% due 05/27/20	500,000 EUR	690,587

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 79.7% (continued)
Consumer, Non-cyclical - 11.9% (continued)
Jazz Investments I Ltd.
1.88% due 08/15/211,5	550,000	$671,000
DP World Ltd.
1.75% due 06/19/24	600,000	663,000
NuVasive, Inc.
2.75% due 07/01/17	450,000	632,532
Illumina, Inc.
0.50% due 06/15/211	472,000	579,675
Euronet Worldwide, Inc.
1.50% due 10/01/445	475,000	557,828
Temp Holdings, Co.
0.00% due 09/19/186	37,000,000 JPY	533,894
J Sainsbury plc
1.25% due 11/21/19	300,000 GBP	494,484
Macquarie Infrastructure Company LLC
2.88% due 07/15/191	400,000	478,250
Array BioPharma, Inc.
3.00% due 06/01/201	409,000	454,246
Spectranetics Corp.
2.63% due 06/01/34	255,000	227,109
Total Consumer, Non-cyclical		17,019,598
Technology - 11.1%
Microchip Technology, Inc.
1.63% due 02/15/254,5	1,516,000	1,432,619
Synchronoss Technologies, Inc.
0.75% due 08/15/19	1,229,000	1,426,408
SanDisk Corp.
0.50% due 10/15/201	884,000	887,315
1.50% due 08/15/17	391,000	519,541
Lam Research Corp.
0.50% due 05/15/161	885,000	1,121,738
Proofpoint, Inc.
0.75% due 06/15/205	1,017,000	1,111,708
Cornerstone OnDemand, Inc.
1.50% due 07/01/181	1,039,000	1,054,585
ON Semiconductor Corp.
1.00% due 12/01/201,5	1,072,000	1,040,511
Verint Systems, Inc.
1.50% due 06/01/211	920,000	1,025,226
ServiceNow, Inc.
0.00% due 11/01/184,6	798,000	989,021
Ingenico Group
0.00% due 06/26/226	431,200 EUR	871,976
Intel Corp.
3.48% due 12/15/351	704,000	830,279
Red Hat, Inc.
0.25% due 10/01/191,5	647,000	814,411
ASM Pacific Technology Ltd.
2.00% due 03/28/19	6,000,000 HKD	806,857
NVIDIA Corp.
1.00% due 12/01/181	600,000	690,000
Akamai Technologies, Inc.
0.00% due 02/15/196	595,000	648,181

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 79.7% (continued)
Technology - 11.1% (continued)
Micron Technology, Inc.
3.00% due 11/15/431	674,000	$631,033
Total Technology		15,901,409
Industrial - 10.0%
Cemex SAB de CV
3.72% due 03/15/201,5	2,180,000	2,242,675
Deutsche Post A.G.
0.60% due 12/06/19	1,000,000 EUR	1,508,231
Ebara Corp.
0.00% due 03/19/186	110,000,000 JPY	1,083,175
OSG Corp.
0.00% due 04/04/226	80,000,000 JPY	1,044,433
Larsen & Toubro Ltd.
0.68% due 10/22/19	944,000	1,014,800
BW Group Ltd.
1.75% due 09/10/19	1,000,000	920,000
MISUMI Group, Inc.
0.00% due 10/22/186	800,000	902,000
Fluidigm Corp.
2.75% due 02/01/341	1,042,000	880,490
Siemens Financieringsmaatschappij N.V.
1.65% due 08/16/19	750,000	851,111
Zhen Ding Technology Holding Ltd.
0.00% due 06/26/196	800,000	844,000
Daifuku Co., Ltd.
0.00% due 10/02/176	75,000,000 JPY	778,633
Implenia AG
0.50% due 06/30/22	585,000 CHF	617,443
Yaskawa Electric Corp.
0.00% due 03/16/176	55,000,000 JPY	591,529
Mitsui OSK Lines, Ltd.
0.00% due 04/24/206	600,000	534,300
Vishay Intertechnology, Inc.
2.25% due 11/15/40	504,000	471,240
Total Industrial		14,284,060
Communications - 9.7%
Priceline Group, Inc.
0.35% due 06/15/201	1,390,000	1,631,513
0.90% due 09/15/211,5	723,000	704,021
Twitter, Inc.
1.00% due 09/15/211,5	2,371,000	2,064,252
Yahoo!, Inc.
0.00% due 12/01/181,6	1,768,000	1,804,465
Alcatel Lucent
0.00% due 01/30/191,6	326,000 EUR	1,660,075
Ctrip.com International Ltd.
1.25% due 10/15/181	1,319,000	1,494,592
FireEye, Inc.
1.00% due 06/01/351,5	1,113,000	1,146,391
Liberty Media Corp.
1.38% due 10/15/231	1,060,000	1,028,200
Qihoo 360 Technology Company Ltd.
0.50% due 08/15/201,5	722,000	653,861
1.75% due 08/15/211,5	350,000	308,656

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 79.7% (continued)
Communications - 9.7% (continued)
Ciena Corp.
4.00% due 12/15/201	379,000	$556,419
Alcatel-Lucent
4.25% due 07/01/18	120,000 EUR	547,948
Yandex N.V.
1.13% due 12/15/18	423,000	359,021
Total Communications		13,959,414
Consumer, Cyclical - 9.0%
Jarden Corp.
1.13% due 03/15/341	1,481,000	1,839,217
Steinhoff Finance Holdings GmbH
4.00% due 01/30/21	600,000 EUR	982,764
1.25% due 08/11/22	500,000 EUR	554,469
Faurecia
3.25% due 01/01/18	3,502,000 EUR	1,382,847
Sony Corp.
0.00% due 09/30/226	137,000,000 JPY	1,181,842
Sonae Investments B.V.
1.63% due 06/11/19	1,000,000 EUR	1,133,853
Resorttrust, Inc.
0.00% due 12/01/216	110,000,000 JPY	1,014,367
Iconix Brand Group, Inc.
1.50% due 03/15/181	585,000	564,159
2.50% due 06/01/16	436,000	432,185
Toray Industries, Inc.
0.00% due 08/30/196	80,000,000 JPY	769,200
International Consolidated Airlines Group S.A.
1.75% due 05/31/18	300,000 EUR	588,366
NHK Spring Co. Ltd.
0.00% due 09/20/196	450,000	494,550
Volkswagen International Finance N.V.
5.50% due 11/09/151,5	400,000 EUR	479,991
Sekisui House Co.
0.00% due 07/05/166	30,000,000 JPY	449,776
Standard Pacific Corp.
1.25% due 08/01/32	361,000	441,773
Fiat Chrysler Automobiles N.V.
7.88% due 12/15/16	2,400	328,200
LGI Homes, Inc.
4.25% due 11/15/195	219,000	248,018
Total Consumer, Cyclical		12,885,577
Energy - 2.8%
SunEdison, Inc.
0.25% due 01/15/201,5	1,192,000	1,236,700
2.63% due 06/01/235	922,000	838,444
Whiting Petroleum Corp.
1.25% due 04/01/201,5	1,107,000	963,782
CaixaBank S.A.
4.50% due 11/22/16	600,000 EUR	570,278

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CONVERTIBLE BONDS†† - 79.7% (continued)
Energy - 2.8% (continued)
Helix Energy Solutions Group, Inc.
3.25% due 03/15/32	500,000	$430,000
Total Energy		4,039,204
Utilities - 1.5%
CenterPoint Energy, Inc.
3.94% due 12/15/151,7	18,995	1,317,778
ENN Energy Holdings Ltd.
0.00% due 02/26/186	750,000	892,500
Total Utilities		2,210,278
Diversified - 1.0%
Horizon Pharma Investment Ltd.
2.50% due 03/15/225	610,000	878,782
Misarte
3.25% due 01/01/16	270,000 EUR	536,584
Total Diversified		1,415,366
Basic Materials - 0.9%
Royal Gold, Inc.
2.88% due 06/15/191	1,000,000	985,000
B2Gold Corp.
3.25% due 10/01/18	300,000	249,375
Total Basic Materials		1,234,375
Total Convertible Bonds
(Cost $113,519,628)		114,075,819
CORPORATE BONDS†† - 25.8%
Consumer, Non-cyclical - 5.4%
Tenet Healthcare Corp.
6.00% due 10/01/201	2,425,000	2,643,249
HCA, Inc.
6.50% due 02/15/201	700,000	784,437
5.00% due 03/15/241	480,000	501,000
5.88% due 03/15/22	350,000	384,563
Prospect Medical Holdings, Inc.
8.38% due 05/01/191,5	500,000	531,250
Sotheby's
5.25% due 10/01/221,5	500,000	491,250
United Rentals North America, Inc.
5.75% due 11/15/24	360,000	353,700
Omnicare, Inc.
5.00% due 12/01/241	300,000	319,500
HealthSouth Corp.
5.13% due 03/15/23	300,000	301,125
R&R Ice Cream plc
5.50% due 05/15/205	180,000 GBP	290,047
Valeant Pharmaceuticals International, Inc.
6.13% due 04/15/255	240,000	251,400
Ahern Rentals, Inc.
7.38% due 05/15/235	240,000	228,000
Novasep Holding SAS
8.00% due 12/15/165	210,000	207,375
Cenveo Corp.
8.50% due 09/15/225	250,000	200,625
Jurassic Holdings III, Inc.
6.88% due 02/15/215	120,000	84,600

	Face
	Amount~	Value
CORPORATE BONDS†† - 25.8% (continued)
Consumer, Non-cyclical - 5.4% (continued)
Live Nation Entertainment, Inc.
7.00% due 09/01/201,5	70,000	$74,725
Sterigenics-Nordion Holdings LLC
6.50% due 05/15/235	60,000	61,500
Concordia Healthcare Corp.
7.00% due 04/15/235	60,000	61,275
Total Consumer, Non-cyclical		7,769,621
Communications - 4.0%
Numericable-SFR SAS
4.88% due 05/15/191,5	1,250,000	1,271,875
Altice S.A.
7.75% due 05/15/221,5	1,000,000	1,009,999
EarthLink Holdings Corp.
7.38% due 06/01/201	500,000	522,500
Equinix, Inc.
5.75% due 01/01/25	420,000	424,200
Sprint Communications, Inc.
9.00% due 11/15/181,5	245,000	275,013
6.00% due 11/15/22	120,000	105,720
Radio One, Inc.
7.38% due 04/15/221,5	350,000	343,438
Wind Acquisition Finance S.A.
4.00% due 07/15/20	240,000 EUR	271,462
Townsquare Media, Inc.
6.50% due 04/01/235	252,000	251,685
West Corp.
5.38% due 07/15/225	240,000	228,900
CenturyLink, Inc.
5.63% due 04/01/255	240,000	220,200
Frontier Communications Corp.
7.63% due 04/15/24	240,000	219,600
Telesat Canada / Telesat LLC
6.00% due 05/15/175	200,000	203,875
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.63% due 02/15/241,5	120,000	122,850
GCI, Inc.
6.88% due 04/15/25	120,000	122,700
Level 3 Financing, Inc.
5.38% due 05/01/251,5	120,000	117,000
Total Communications		5,711,017
Basic Materials - 3.4%
Ashland, Inc.
4.75% due 08/15/221	1,448,000	1,466,100
Steel Dynamics, Inc.
5.13% due 10/01/211	620,000	621,550
Sappi Papier Holding GmbH
6.63% due 04/15/211,5	500,000	521,250
Commercial Metals Co.
4.88% due 05/15/23	490,000	450,800
Celanese US Holdings LLC
4.63% due 11/15/22	300,000	296,250
Appvion, Inc.
9.00% due 06/01/205	500,000	277,500
Compass Minerals International, Inc.
4.88% due 07/15/245	240,000	236,400

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 25.8% (continued)
Basic Materials - 3.4% (continued)
First Quantum Minerals Ltd.
7.00% due 02/15/215	300,000	$230,250
TPC Group, Inc.
8.75% due 12/15/205	240,000	216,600
Verso Paper Holdings LLC / Verso Paper, Inc.
11.75% due 01/15/19	480,000	211,200
A Schulman, Inc.
6.88% due 06/01/231,5	160,000	162,800
Hexion, Inc.
8.88% due 02/01/18	180,000	157,500
Total Basic Materials		4,848,200
Financial - 3.3%
Alliance Data Systems Corp.
6.38% due 04/01/201,5	1,250,000	1,304,688
Synovus Financial Corp.
7.88% due 02/15/191	669,000	755,970
5.13% due 06/15/171	312,000	322,296
Corrections Corporation of America
4.63% due 05/01/231	480,000	476,400
Credit Acceptance Corp.
7.38% due 03/15/235	360,000	371,700
CIT Group, Inc.
5.50% due 02/15/195	300,000	318,000
Ally Financial, Inc.
5.13% due 09/30/24	300,000	304,500
E*TRADE Financial Corp.
4.63% due 09/15/231	300,000	299,250
Kennedy-Wilson, Inc.
5.88% due 04/01/241	300,000	298,125
DuPont Fabros Technology, LP
5.63% due 06/15/23	120,000	119,100
Greystar Real Estate Partners LLC
8.25% due 12/01/225	100,000	106,000
Total Financial		4,676,029
Industrial - 3.0%
Sanmina Corp.
4.38% due 06/01/191,5	550,000	559,625
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
5.75% due 10/15/201	420,000	435,750
Energizer Holdings, Inc.
5.50% due 06/15/255	420,000	411,600
MasTec, Inc.
4.88% due 03/15/231	445,000	390,488
Eletson Holdings
9.63% due 01/15/225	360,000	350,999
Navios Maritime Acquisition Corporation / Navios Acquisition Finance US, Inc.
8.13% due 11/15/211,5	318,000	314,423
Waterjet Holdings, Inc.
7.63% due 02/01/205	300,000	309,750
Ball Corp.
5.25% due 07/01/25	300,000	302,040

	Face
	Amount~	Value
CORPORATE BONDS†† - 25.8% (continued)
Industrial - 3.0% (continued)
Cleaver-Brooks, Inc.
8.75% due 12/15/191,5	300,000	$286,500
Quintiles Transnational Corp.
4.88% due 05/15/231,5	240,000	244,049
Masco Corp.
4.45% due 04/01/251	240,000	241,200
Navios Maritime Holdings Inc. / Navios Maritime Finance II US Inc
7.38% due 01/15/221,5	250,000	214,063
KLX, Inc.
5.88% due 12/01/221,5	180,000	181,800
Casella Waste Systems, Inc.
7.75% due 02/15/19	120,000	122,641
Total Industrial		4,364,928
Energy - 3.0%
PBF Holding Company LLC / PBF Finance Corp.
8.25% due 02/15/201	1,360,000	1,441,599
Tesoro Corp.
5.13% due 04/01/241	500,000	500,351
Continental Resources, Inc.
4.50% due 04/15/23	420,000	390,629
CONSOL Energy, Inc.
5.88% due 04/15/22	450,000	351,844
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
6.00% due 05/15/23	354,000	338,955
Regency Energy Partners Limited Partnership / Regency Energy Finance Corp.
5.88% due 03/01/221	300,000	318,166
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
6.50% due 04/15/21	300,000	296,580
Energy XXI Gulf Coast, Inc.
11.00% due 03/15/205	240,000	181,800
Alta Mesa Holdings Limited Partnership / Alta Mesa Finance Services Corp.
9.63% due 10/15/18	197,000	145,780
Linn Energy LLC / Linn Energy Finance Corp.
7.75% due 02/01/21	245,000	144,550
Range Resources Corp.
4.88% due 05/15/251,5	120,000	115,650
Western Refining Logistics Limited Partnership / WNRL Finance Corp.
7.50% due 02/15/23	24,000	24,780
Total Energy		4,250,684
Consumer, Cyclical - 2.6%
MGM Resorts International
5.25% due 03/31/201	600,000	610,500
6.00% due 03/15/231	300,000	306,000
Dana Holding Corp.
5.50% due 12/15/24	420,000	415,800

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

	Face
	Amount~	Value
CORPORATE BONDS†† - 25.8% (continued)
Consumer, Cyclical - 2.6% (continued)
Churchill Downs, Inc.
5.38% due 12/15/21	385,000	$396,550
Levi Strauss & Co.
5.00% due 05/01/251	281,000	272,570
Travelex Financing plc
8.00% due 08/01/185	150,000 GBP	244,618
Speedway Motorsports, Inc.
5.13% due 02/01/23	240,000	238,800
Scientific Games International, Inc.
10.00% due 12/01/22	240,000	234,300
Fiat Chrysler Automobiles N.V.
5.25% due 04/15/235	200,000	202,250
First Cash Financial Services, Inc.
6.75% due 04/01/21	180,000	189,900
Global Partners Limited Partnership / GLP Finance Corp.
6.25% due 07/15/22	180,000	169,650
Regal Entertainment Group
5.75% due 03/15/221	120,000	123,450
Brookfield Residential Properties, Inc.
6.38% due 05/15/255	120,000	117,300
VistaJet Malta Finance plc / VistaJet Company Finance LLC
7.75% due 06/01/205	120,000	111,900
Dollar Tree, Inc.
5.75% due 03/01/235	60,000	63,600
Total Consumer, Cyclical		3,697,188
Technology - 1.1%
Nuance Communications, Inc.
5.38% due 08/15/201,5	705,000	719,100
First Data Corp.
12.63% due 01/15/21	400,000	464,000

	Face
	Amount~	Value
CORPORATE BONDS†† - 25.8% (continued)
Technology - 1.1% (continued)
NCR Corp.
5.00% due 07/15/22	240,000	$239,100
Project Homestake Merger Corp.
8.88% due 03/01/235	240,000	226,200
Total Technology		1,648,400
Total Corporate Bonds
(Cost $37,650,075)		36,966,067
SENIOR FLOATING RATE INTERESTS††,9 - 0.4%
Consumer, Non-cyclical - 0.2%
Sprint Industrial Holdings LLC
11.25% due 11/14/19	350,000	288,750
Basic Materials - 0.2%
Vertellus Specialties, Inc.
10.50% due 10/30/19	298,500	275,366
Total Senior Floating Rate Interests
(Cost $576,822)		564,116
Total Investments – 133.0%
(Cost $191,281,229)		190,276,710

	Contracts
	(100 shares per contract)	Value
PUT OPTIONS WRITTEN† - 0.0%*,**
Put options on:
American Airlines Group, Inc. Expiring August 2015 with strike price of $40.00	69	(9,315)
Total Put Options Written
(Premiums received $9,312)		(9,315)
CALL OPTIONS WRITTEN† - 0.0%*,**
Call options on:
American Airlines Group, Inc. Expiring August 2015 with strike price of $44.50	69	(1,380)
Total Call Options Written
(Premiums received $5,366)		(1,380)
Other Assets & Liabilities, net - (33.0)%		(47,139,376)
Total Net Assets - 100.0%		$143,126,639

~	The face amount is denominated in U. S. Dollars, unless otherwise noted.
*	Non-income producing security.
**	Less than 0.1%
†	Value determined based on Level 1 inputs —See Note 1.
††	Value determined based on Level 2 inputs —See Note 1.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of July 31, 2015, the total value was $85,978,577.
2	All or a portion of this security represents cover for outstanding written option. As of July 31, 2015, the total value of these positions segregated was $413,030.
3	Perpetual maturity.
4	All or a portion of these securities are reserved and/or pledged with the custodian for forward exchange currency and options contracts. At July 31, 2015, the total amount segregated was $10,906,892.

Advent Claymore Enhanced Growth & Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

5
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $37,455,249 (cost $38,124,468), or 26.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

6	Zero coupon rate security.
7	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity.
8	Security is an accreting bond until December 15, 2017, with a 4.00% principal accretion rate, and then accretes at a 2.00% principal accretion rate until maturity.
9	Variable rate security. Rate indicated is rate effective at July 31, 2015.

ADR	American Depositary Receipt
plc	Public Limited Company

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2015

For information on the Advent/Claymore Enhanced Growth & Income Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Note 1 – Accounting Policies:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies followed by the Fund.

Equity securities listed on an exchange are valued at the last reported sale price on the primary exchange on which they are traded. Equity securities traded on an exchange or on the over-the-counter market and for which there are no transactions on a given day are valued at the mean of the closing bid and ask prices. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Equity securities not listed on a securities exchange or NASDAQ are valued at the mean of the closing bid and ask prices. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and ask prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing providers or broker-dealers may utilize proprietary valuation models which consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Exchange traded funds and listed closed-end funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Exchange-traded options are valued at the closing price, if traded that day. If not traded, they are valued at the mean of the bid and ask prices on the primary exchange on which they are traded. Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Forward foreign currency exchange contracts are valued daily at current exchange rates. The Fund values money market funds at net asset value. Short-term securities with remaining maturities of 60 days or less are valued at market price, or if a market price is not available, at amortized cost, provided such amount approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees. A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged priced securities, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Board of Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) fair value. Such fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one security to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).  There were no securities fair valued in accordance with such procedures established by the Board of Trustees as of July 31, 2015.

GAAP requires disclosure of fair valuation measurements as of each measurement date. In compliance with GAAP, the Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and summarized in the following fair value hierarchy:

Level 1 – quoted prices in active markets for identical securities

Level 2 – quoted prices in inactive markets or other significant observable inputs (e.g. quoted prices for similar securities; interest rates; prepayment speed; credit risk; yield curves)

Level 3 – significant unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair value).

Observable inputs are those based upon market data obtained from independent sources, and unobservable inputs reflect the Fund’s own assumptions based on the best information available. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following are certain inputs and techniques that are generally utilized to evaluate how to classify each major type of investment in accordance with GAAP.

Equity Securities (Common and Preferred Stock) – Equity securities traded in active markets where market quotations are readily available are categorized as Level 1. Equity securities traded in inactive markets and certain foreign equities are valued using inputs which include broker quotes, prices of securities closely related where the security held is not trading but the related security is trading, and evaluated price quotes received from independent pricing providers. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Convertible Bonds & Notes – Convertible bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Corporate Bonds & Notes – Corporate bonds and notes are valued by independent pricing providers who employ matrix pricing models utilizing various inputs such as market prices, broker quotes, and prices of securities with comparable maturities and qualities, and closing prices of corresponding underlying securities. To the extent that these inputs are observable, such securities are categorized as Level 2. To the extent that these inputs are unobservable, such securities are categorized as Level 3.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts including forward foreign currency exchange contracts and option contracts derive their value from underlying asset prices, indices, reference rates, and other inputs. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets. These OTC derivatives are categorized within Level 2 of the fair value hierarchy.

The Fund did not hold any Level 3 securities during the period ended July 31, 2015.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

There were no transfers between valuation levels during the period ended July 31, 2015.

The following table represents the Fund’s investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2015:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Convertible Bonds	$-	$114,075,819	$-	$114,075,819
Corporate Bonds	-	36,966,067	-	39,966,067
Common Stocks	20,752,559	-	-	20,752,559
Convertible Preferred Stocks	13,241,000	-	-	13,241,000
Short Term Investments	4,677,149	-	-	4,667,149
Senior Floating Rate Interests	-	564,116	-	564,116
Forward Foreign Currency Exchange Contracts	-	836,000	-	836,000
Total	$38,670,708	$152,442,002	$-	$191,112,710
Liabilities:
Call Options Written	1,380	-	-	1,380
Put Options Written	9,315	-	-	9,315
Forward Foreign Currency Exchange Contracts	-	39,388	-	39,388
Total	$10,695	$39,388	$-	$50,083

If not referenced in the table, please refer to the Portfolio of Investments for the breakdown of investment type by industry category.

Note 2 – Federal Income Taxes:
As of July 31, 2015, the cost of investments and accumulated unrealized appreciation/depreciation on investments for federal income tax purposes were as follows:
Cost of			Net Tax	Net Tax Unrealized
Investments	Gross Tax	Gross Tax	Unrealized	Appreciation
for Tax	Unrealized	Unrealized	Depreciation	on Derivatives and
Purposes	Appreciation	Depreciation	on Investments	Foreign Currency
$192,130,468	$7,292,463	$(9,146,221)	$(1,853,758)	$800,595

Note 3 – Forward Foreign Currency Exchange Contracts:

As of July 31, 2015, the following forward foreign currency exchange contracts were outstanding:

Contracts to Sell		Counterparty	Settlement Date	Settlement Value	Value as of 7/31/2015	Net Unrealized (Appreciation/ Depreciation)
CAD	120,000
for USD	97,347	The Bank of New York Mellon	9/16/2015	$97,347	$92,211	$5,136

CAD	3,190,000
for USD	2,587,794	The Bank of New York Mellon	9/16/2015	2,587,794	2,451,268	136,526
CAD	341,000
for USD	264,426	The Bank of New York Mellon	9/16/2015	264,426	262,032	2,394
CAD	200,000
for USD	162,244	The Bank of New York Mellon	9/16/2015	162,244	153,685	8,559
CHF	586,000
for USD	627,859	The Bank of New York Mellon	9/16/2015	627,859	610,698	17,161
CHF	758,000
for USD	786,819	The Bank of New York Mellon	9/16/2015	786,819	789,947	(3,128)
EUR	248,000
for USD	279,891	The Bank of New York Mellon	9/16/2015	279,891	274,178	5,713
EUR	21,670,000
for USD	24,456,654	The Bank of New York Mellon	9/16/2015	24,456,654	23,957,439	499,215
EUR	111,000
for USD	124,826	The Bank of New York Mellon	9/16/2015	124,826	122,717	2,109
EUR	530,000
for USD	592,756	The Bank of New York Mellon	9/16/2015	592,756	585,946	6,810
EUR	134,000
for USD	148,175	The Bank of New York Mellon	9/16/2015	148,175	148,145	30
EUR	600,000
for USD	662,082	The Bank of New York Mellon	9/16/2015	662,082	663,335	(1,253)
EUR	70,000
for USD	76,322	The Bank of New York Mellon	9/16/2015	76,322	77,389	(1,067)
EUR	90,000
for USD	99,043	The Bank of New York Mellon	9/16/2015	99,043	99,500	(457)
EUR	230,000
for USD	252,402	The Bank of New York Mellon	9/16/2015	252,402	254,278	(1,876)
EUR	510,000
for USD	568,442	The Bank of New York Mellon	9/16/2015	568,442	563,835	4,607
EUR	1,595,435
for USD	1,760,882	The Bank of New York Mellon	8/4/2015	1,760,882	1,762,717	(1,835)
EUR	588,000
for USD	663,614	The Bank of New York Mellon	9/16/2015	663,614	650,068	13,546
EUR	405,000
for USD	460,276	The Bank of New York Mellon	9/16/2015	460,276	447,751	12,525
EUR	2,254,000
for USD	2,520,783	The Bank of New York Mellon	9/16/2015	2,520,783	2,491,928	28,855

EUR	1,972,000
for USD	2,210,454	The Bank of New York Mellon	9/16/2015	2,210,454	2,180,160	30,294
EUR	1,350,000
for USD	1,507,207	The Bank of New York Mellon	9/16/2015	1,507,207	1,492,503	14,704
EUR	175,000
for USD	193,708	The Bank of New York Mellon	9/16/2015	193,708	193,473	235
EUR	900,000
for USD	1,005,592	The Bank of New York Mellon	9/16/2015	1,005,592	995,002	10,590
EUR	130,000
for USD	141,740	The Bank of New York Mellon	9/16/2015	141,740	143,722	(1,982)
GBP	347,000
for USD	545,283	The Bank of New York Mellon	9/16/2015	545,283	541,311	3,972
GBP	6,000
for USD	9,371	The Bank of New York Mellon	8/3/2015	9,371	9,363	8
GBP	805,000
for USD	1,265,710	The Bank of New York Mellon	9/16/2015	1,265,710	1,255,780	9,930
GBP	331,000
for USD	520,435	The Bank of New York Mellon	9/16/2015	520,435	516,352	4,083
JPY	747,970,500
for USD	6,036,694	The Bank of New York Mellon	9/16/2015	6,036,694	6,040,917	(4,223)
JPY	74,000,000
for USD	597,998	The Bank of New York Mellon	9/16/2015	597,998	597,654	344
JPY	27,000,000
for USD	217,540	The Bank of New York Mellon	9/16/2015	217,540	218,063	(523)
JPY	109,000,000
for USD	878,699	The Bank of New York Mellon	9/16/2015	878,699	880,329	(1,630)
						799,372

Contracts to Buy		Counterparty	Settlement Date	Settlement Value	Value as of 7/31/2015	Net Unrealized Appreciation (Depreciation)
CAD	28,000
for USD	22,665	The Bank of New York Mellon	9/16/2015	$22,665	$21,516	$(1,149)
CAD	219,000
for USD	173,848	The Bank of New York Mellon	9/16/2015	173,848	168,285	(5,563)
CHF	757,875
for USD	785,688	The Bank of New York Mellon	8/4/2015	785,688	788,549	2,861
EUR	325,000

for USD	364,299	The Bank of New York Mellon	9/16/2015	364,299	359,306	(4,993)
EUR	534,000
for USD	596,184	The Bank of New York Mellon	9/16/2015	596,184	590,368	(5,816)
EUR	294,000
for USD	328,236	The Bank of New York Mellon	9/16/2015	328,236	325,034	(3,202)
EUR	374,000
for USD	410,772	The Bank of New York Mellon	9/16/2015	410,772	413,479	2,707
EUR	150,000
for USD	165,944	The Bank of New York Mellon	9/16/2015	165,944	165,833	(111)
EUR	485,000
for USD	535,777	The Bank of New York Mellon	9/16/2015	535,777	536,195	418
EUR	1,595,000
for USD	1,761,397	The Bank of New York Mellon	9/16/2015	1,761,397	1,763,365	1,968
EUR	226,000
for USD	248,220	The Bank of New York Mellon	9/16/2015	248,220	249,856	1,636
EUR	1,785,000
for USD	1,964,357	The Bank of New York Mellon	9/16/2015	1,964,357	1,973,421	9,064
JPY	12,000,000
for USD	97,497	The Bank of New York Mellon	9/16/2015	97,497	96,917	(580)
						(2,760)

		Total unrealized appreciation on forward foreign currency exchange contracts				$796,612

Note 4 – Loan Commitments
As of July 31, 2015, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:
Borrower	Maturity Date	Face Amount	Value
FMG Resources August 2006
Pty Ltd.	6/30/2019	$220,000	$180,835

Item 2.  Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date:	September 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Tracy V. Maitland Tracy V. Maitland President and Chief Executive Officer

Date:	September 28, 2015

By:	/s/ Robert White Robert White Treasurer and Chief Financial Officer

Date:	September 28, 2015